AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

On June 27, 2019

File No’s 333-65599 & 811-09053

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  [  ]

Post-Effective Amendment No. [27]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. [28]

(Check Appropriate Box or Boxes)

THE MP 63 FUND, INC.

(Exact Name of Registrant as Specified in Charter)

MP 63 Fund, Inc.

8000 Town Centre Drive,

Suite 400

Broadview Heights, Ohio 44147

(Address of Principal Executive Offices)(Zip Code)

(914) 925-0022

(Registrant’s Telephone Number, Including Area Code)

Vita Nelson

MP 63 Fund, Inc.

111 Pleasant Ridge Road

Harrison, NY 10528

(Name and Address of Agent for Service)

With a copy to:

Thomas G. Sheehan

Bernstein Shur Sawyer & Nelson

100 Middle Street

Portland, ME 04101

Approximate Date of Proposed Public Offering: Immediately Upon Effectiveness

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b).

[  ] on (date) pursuant to paragraph (b).

[  ] 60 days after filing pursuant to paragraph (a)(1).

[  ] on _________, pursuant to paragraph (a)(1).

[  ] 75 days after filing pursuant to paragraph (a)(2).

[  ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant filed its most recent report on Form 24F-2 on May 24, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 28 to be signed on its behalf by the undersigned, duly authorized, in the County of Westchester and State of New York, on the 9th day of July, 2020.

THE MP 63 FUND, INC.

By: /s/ Vita Nelson

Vita Nelson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*By: /s/ Vita Nelson

June 26 2020

Vita Nelson

Director and President

On behalf of herself and as Attorney in Fact for the Persons Listed Below

*By: /s/ Mario Medina

June 26, 2020 Mario Medina

Treasurer

*By: /s/ Daniel Mandell

June 26, 2020 Daniel Mandell

Director

*By: /s/ Gloria L. Schaffer

June 26, 2020 Gloria L. Schaffer

Director

*By: /s/ Susan S. Ryan

June 26, 2020 Susan S. Ryan

Director

*By: /s/ Edward Shashoua

June 26, 2020 Edward Shashoua

Director

* By Power of Attorney

The above persons signing as Director are all of the members of the Registrant’s Board of Directors.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase